Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of property plant and equipment
Property, plant, and equipment balances as of December 31, 2021, and December 31, 2020, reflected the following activity:

2021 ($000s)	Plant and machinery, fixtures and fittings	Office furniture and office equipment	Instruments and lab equipment, software tools	Total
Depreciation period (straight line, in years)	3-5	3-5	3-5
Accumulated cost at December 31, 2020	$855	$710	$2,217	$3,782
Additions	—	74	67	141
Impact of currency translation	—	(2)	(3)	(5)

Accumulated cost at December 31, 2021	855	782	2,281	3,918

Accumulated depreciation at December 31, 2020	$236	$572	$1,307	$2,115
Depreciation	131	101	275	507
Impact of currency translation	—	(2)	(3)	(5)

Accumulated depreciation at December 31, 2021	367	671	1,579	2,617

Carrying amount at December 31, 2021	$488	$111	$712	$1,301

2020 (In $000)	Plant and machinery, fixtures and fittings	Office furniture and office equipment	Instruments and lab equipment, software tools	Total
Depreciation period (straight line, in years)	3-5	3-5	3-5
Accumulated cost at December 31, 2019	$812	$701	$2,076	$3,589
Additions	21	6	125	152
Impact of currency translation	22	3	16	41

Accumulated cost at December 31, 2020	855	710	2,217	3,782

Accumulated depreciation at December 31, 2019	$104	$453	$1,019	$1,576
Depreciation	119	115	275	509
Impact of currency translation	13	4	13	30

Accumulated depreciation at December 31, 2020	236	572	1,307	2,115

Carrying amount at December 31, 2020	$619	$138	$910	$1,667